Share based compensation reserve - Summary of Valuation Inputs and Assumptions (Details) $ / shares in Units, € in Millions		3 Months Ended
	Jun. 14, 2018 shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Jan. 01, 2018 USD ($)	Jan. 01, 2018 EUR (€)	Jan. 01, 2017 USD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €			€ 3.2	€ 2.1
Weighted average fair value at measurement date, other equity instruments granted					$ 1,600,000	€ 1.3	$ 5,200,000	€ 4.6	$ 28,200,000	€ 24.7
Restricted shares | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price		$ 16.72
Exercise price		$ 0.00
Expected volatility of the share price		22.60%	22.60%
Dividend yield expected		0.00%	0.00%
Risk free rate		2.65%	2.65%
Employee exit rate		6.00%	6.00%
Restricted shares | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price		$ 16.72
Exercise price		$ 0.00
Expected volatility of the share price		22.60%	22.60%
Dividend yield expected		0.00%	0.00%
Risk free rate		2.65%	2.65%
Employee exit rate		14.00%	14.00%
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price		$ 16.72
Exercise price		$ 0.00
Expected volatility of the share price		22.70%	22.70%
Dividend yield expected		0.00%	0.00%
Risk free rate		2.55%	2.55%
Employee exit rate		14.00%	14.00%
Restricted shares | Bottom of range | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		1 year	1 year
EBITDA Performance Target Conditions		93.00%	93.00%
Restricted shares | Bottom of range | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		2 years	2 years
EBITDA Performance Target Conditions		72.00%	72.00%
Restricted shares | Bottom of range | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		1 year 6 months	1 year 6 months
EBITDA Performance Target Conditions		35.00%	35.00%
Restricted shares | Top of range | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		2 years	2 years
EBITDA Performance Target Conditions		0.90%	0.90%
Restricted shares | Top of range | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		2 years	2 years
EBITDA Performance Target Conditions		72.00%	72.00%
Restricted shares | Top of range | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		4 years	4 years
EBITDA Performance Target Conditions		35.00%	35.00%
Key management personnel of entity or parent [member] | Restricted shares | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements		$ 9,900,000	€ 8.7
Key management personnel of entity or parent [member] | Restricted shares | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements		$ 1,100,000	€ 1.0
Key management personnel of entity or parent [member] | Share-based Compensation Award, Tranche Two1 [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Rights, Percentage1		50.00%	50.00%
Key management personnel of entity or parent [member] | Share-based Compensation Award, Tranche One1 [Member] | Restricted shares | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2		2 years	2 years
Key management personnel of entity or parent [member] | Share-based Compensation Award, Tranche One1 [Member] | Restricted shares | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2		2 years	2 years
Key management personnel of entity or parent [member] | Share-based Compensation Award, Tranche One1 [Member] | Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2		2 years	2 years
Share-based Compensation Award, Tranche Two1 [Member] | Key management personnel of entity or parent [member] | Restricted shares | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2		3 years	3 years
Share-based Compensation Award, Tranche Two1 [Member] | Key management personnel of entity or parent [member] | Restricted shares | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2		2 years	2 years
Share-based Compensation Award, Tranche Two1 [Member] | Key management personnel of entity or parent [member] | Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement By Share-based Payment Award, Award Vesting Period2		3 years	3 years
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of shares granted to each Non-Executive Director annually | $		$ 100,000
New awards granted in the period (in shares) | shares	44,272
Expense from share-based payment transactions with employees | €			€ 0.2	€ 0.1